Party-in-Interest Transactions - Additional Information (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan dividends received	$ 73,596,194
Employer Common Stock Fund
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan dividends received	$ 599,079
Employer Common Stock Fund | Brown & Brown, Inc.
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Employee benefit plan number of shares held	965,855	970,076
Employee benefit plan stock value held	$ 76,978,644	$ 98,967,154